Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIDGEWAY FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct. 31, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BRIDGEWAY FUNDS, INC.

Blue Chip 35 Index Fund

Supplement dated May 31, 2019

to the Prospectus dated October 31, 2018

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Blue Chip 35 Index Fund (the “Fund”)

1.
On May 31, 2019, the Board of Directors of Bridgeway Funds, Inc. approved, among other things, a change in the name of the Fund from “Blue Chip 35 Index Fund” to “Blue Chip Fund,” effective immediately. All references to the Fund’s former name in the Prospectus are replaced accordingly.

2.	Effective July 31, 2019, the Prospectus is amended as follows:

a.	All references to, and information regarding, the Bridgeway Ultra-Large 35 Index in the Prospectus are deleted in their entirety.

b.	The information under the heading “Principal Investment Strategies” on page 28 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing in blue-chip stocks, while minimizing the distribution of capital gains and minimizing costs. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in blue-chip stocks as determined at the time of purchase. For purposes of the Fund’s investments, Bridgeway Capital Management Inc. (the “Adviser”) considers “blue-chip stocks” to be stocks issued by the largest 150 U.S. companies as defined by market capitalization. As of September 30, 2018, more than 99% of the Fund’s net assets were invested in blue-chip stocks.

The Adviser selects stocks within the blue-chip category using a statistically driven approach. The Fund seeks to hold the stocks of approximately 35 blue-chip companies, excluding any tobacco companies and ensuring reasonable industry diversification. At times, however, the Fund may hold more or fewer stocks as a result of corporate actions such as spin-offs or mergers and acquisitions. Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning, the Fund may have significant positions in particular sectors. Each stock is roughly equally weighted in the Fund. The Fund may purchase stock market index futures in order to equitize cash (i.e. to gain exposure to the U.S. equity market).

c.	The following information under the heading “Principal Risks” on page 28 of the Prospectus is deleted in its entirety and replaced with the following:

Shareholders of this Fund are exposed to significant stock market related risk (volatility) and could lose money.

While large companies tend to exhibit less price volatility than small companies, historically they have not recovered as fast from a market decline. Consequently, this Fund may expose shareholders to higher inflation risk (the risk that the Fund value will not keep up with inflation) than some other stock market investments.

The Fund is also subject to the risk that blue chip stocks will underperform other kinds of investments for a period of time. This risk is true of any market segment.

Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

The Fund’s use of futures to equitize cash may increase the volatility of the Fund and, if the transaction is not successful, could result in a loss to the Fund. The use of derivative instruments, such as futures, could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

The Fund may invest in a small number of companies, which may add to Fund volatility.

Blue Chip 35 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BRIDGEWAY FUNDS, INC.

Blue Chip 35 Index Fund

Supplement dated May 31, 2019

to the Prospectus dated October 31, 2018

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Blue Chip 35 Index Fund (the “Fund”)

1.
On May 31, 2019, the Board of Directors of Bridgeway Funds, Inc. approved, among other things, a change in the name of the Fund from “Blue Chip 35 Index Fund” to “Blue Chip Fund,” effective immediately. All references to the Fund’s former name in the Prospectus are replaced accordingly.

2.	Effective July 31, 2019, the Prospectus is amended as follows:

a.	All references to, and information regarding, the Bridgeway Ultra-Large 35 Index in the Prospectus are deleted in their entirety.

b.	The information under the heading “Principal Investment Strategies” on page 28 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing in blue-chip stocks, while minimizing the distribution of capital gains and minimizing costs. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in blue-chip stocks as determined at the time of purchase. For purposes of the Fund’s investments, Bridgeway Capital Management Inc. (the “Adviser”) considers “blue-chip stocks” to be stocks issued by the largest 150 U.S. companies as defined by market capitalization. As of September 30, 2018, more than 99% of the Fund’s net assets were invested in blue-chip stocks.

The Adviser selects stocks within the blue-chip category using a statistically driven approach. The Fund seeks to hold the stocks of approximately 35 blue-chip companies, excluding any tobacco companies and ensuring reasonable industry diversification. At times, however, the Fund may hold more or fewer stocks as a result of corporate actions such as spin-offs or mergers and acquisitions. Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning, the Fund may have significant positions in particular sectors. Each stock is roughly equally weighted in the Fund. The Fund may purchase stock market index futures in order to equitize cash (i.e. to gain exposure to the U.S. equity market).

c.	The following information under the heading “Principal Risks” on page 28 of the Prospectus is deleted in its entirety and replaced with the following:

Shareholders of this Fund are exposed to significant stock market related risk (volatility) and could lose money.

While large companies tend to exhibit less price volatility than small companies, historically they have not recovered as fast from a market decline. Consequently, this Fund may expose shareholders to higher inflation risk (the risk that the Fund value will not keep up with inflation) than some other stock market investments.

The Fund is also subject to the risk that blue chip stocks will underperform other kinds of investments for a period of time. This risk is true of any market segment.

Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

The Fund’s use of futures to equitize cash may increase the volatility of the Fund and, if the transaction is not successful, could result in a loss to the Fund. The use of derivative instruments, such as futures, could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

The Fund may invest in a small number of companies, which may add to Fund volatility.